COMMITMENTS AND CONTINGENCIES (Schedule of Future Minimum Payments Under Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES [Abstract]
2014	$ 1,436
2015	925
2016	865
2017	204
2018 and after	298
Lease Commitments	$ 3,728